Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of other payables and other current liabilities
	2017	2016
Accrued salaries and social welfare	$345,710	$118,835
Accrued expenses	291,043	418,989
Reimbursed employee's expense	34,212	14,971
Deposits from customers	89,382	86,106
Others	2,526	4,423
Total accrued expenses and other current liabilities	$762,873	$643,324